Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash, FDIC insured amount	$ 250,000	$ 250,000
Cash balance in excess of amount covered by Federal Deposit Insurance Corporation	$ 0	$ 213,000